UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Bonds & notes — 45.9%	Principal amount (000)	Value (000)
Latin America — 25.3%
Argentina — 5.4%
Argentina (Republic of):
Series 07X, 7.00% 2017	$ 636	$ 651
6.875% 2021	245	264
6.875% 2021[1]	2,200	2,373
8.75% 2024[2]	630	719
7.50% 2026[1]	1,600	1,742
6.625% 2028[1]	150	153
8.28% 2033[2]	1,030	1,162
0.00% 2035[3]	4,580	480
7.625% 2046[1]	550	587
City of Buenos Aires Argentina 8.95% 2021[1,2]	300	337
YPF SA:
8.50% 2025	650	687
8.50% 2025[1]	1,180	1,248

		10,403
Brazil — 6.2%
Brazil (Federal Republic of):
Series F, 10.00% 2018	BRL1	143
Series B, 6.00% 2018[4]	—	71
Series B, 6.00% 2022[4]	1	786
Series B, 6.00% 2024[4]	1	879
Series F, 10.00% 2025	7	2,067
Series B, 6.00% 2050[4]	3	2,867
Series B, 6.00% 2055[4]	1	1,233
Brazil (Federal Republic of) Global 4.875% 2021	$ 475	505
Brazilian Treasury Bill 12.296% 2018	BRL6	1,479
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,2]	$ 603	103
Petrobras Global Finance Co.:
5.875% 2022	€100	109
6.25% 2024	$ 839	789
6.85% 2115	925	711
Petrobras International Finance Co. 5.375% 2021	120	114

		11,856
Chile — 0.7%
Chilean Government:
3.00% 2018[4]	CLP7	288
1.50% 2021[4]	7	284
3.00% 2022[4]	1	44
3.00% 2023[4]	6	243
Corporación Nacional del Cobre de Chile 4.50% 2025	$ 200	215
Emgesa SA ESP 8.75% 2021	COP 598,000	186

		1,260
Colombia — 2.6%
Colombia (Republic of):
Series UVL, 3.50% 2021[4]	277,685	92
Series B, 10.00% 2024	5,944,500	2,242
Series B, 6.00% 2028	1,558,000	444
Series B, 7.75% 2030	780,000	256
Colombia (Republic of) Global 7.375% 2017	$ 480	494
Colombian TES 3.00% 2033[4]	COP2,752,708	817
Ecopetrol SA:
5.875% 2023	$ 215	225
5.375% 2026	400	396

		4,966
Dominican Republic — 0.7%
Dominican Republic:
5.50% 2025[1]	698	728
6.875% 2026[1]	100	113
7.45% 2044	210	240

Bonds & notes — 45.9% (continued)	Principal amount (000)	Value (000)
Latin America — (continued)
Dominican Republic — (continued)
6.85% 2045	$ 250	$ 270

		1,351
Mexico — 8.5%
América Móvil, SAB de CV:
2.375% 2016	2,320	2,324
7.125% 2024	MXN 3,000	158
Comision Federal de Electricidad:
Series 2014-2, 7.35% 2025	25	126
6.125% 2045[1]	$ 200	221
Elementia SAB de CV 5.50% 2025[1]	200	209
Petroleos Mexicanos:
3.50% 2020	1,145	1,155
6.375% 2021[1]	200	220
4.875% 2024	120	123
4.50% 2026	1,212	1,175
6.875% 2026[1]	970	1,091
7.47% 2026	MXN 66	317
Red de Carreteras de Occidente 9.00% 2028[2]	10,500	578
United Mexican States Government:
Series M, 8.00% 2020	9	52
2.50% 2020[4]	155	838
Series M, 6.50% 2021	88	487
Series M20, 10.00% 2024	284	1,931
4.50% 2025[4]	304	1,888
Series M, 5.75% 2026	260	1,370
4.00% 2040[4]	129	787
United Mexican States Government Global:
Series A, 4.00% 2023	$ 200	216
Series A, 6.05% 2040	266	337
5.55% 2045	100	120
4.60% 2046	389	411
Urbi Desarrollos Urbanos, SA de CV:
8.50% 2016[5]	1,425	—
8.50% 2016[1,5]	560	—
9.50% 2020[5]	2,400	1
9.50% 2020[1,5]	230	—
9.75% 2022[5]	990	—
9.75% 2022[1,5]	1,655	—

		16,135
Panama — 0.2%
ENA Norte Trust:
4.95% 2023[2]	218	230
4.95% 2023[1,2]	207	219

		449
Peru — 0.3%
Banco de Credito del Peru 6.875% 2026	525	602

Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bond 4.50% 2026[1]	200	204

Venezuela — 0.6%
Venezuela (Republic of):
12.75% 2022[2]	150	80
8.25% 2024	445	195
7.65% 2025	170	73
11.75% 2026	270	132
9.25% 2027	675	328
9.25% 2028	80	36
11.95% 2031[2]	385	186
9.375% 2034	60	27
7.00% 2038	85	35

		1,092
Total Latin America		48,318

Bonds & notes — 45.9% (continued)	Principal amount (000)	Value (000)
Asia-Pacific — 8.3%
Hong Kong — 0.3%
Wynn Macau, Ltd. 5.25% 2021[1]	$ 550	$ 556

India — 5.1%
India (Republic of):
8.83% 2023	INR207,700	3,384
8.40% 2024	5,100	81
9.15% 2024	113,200	1,876
8.60% 2028	214,700	3,515
9.20% 2030	52,300	901

		9,757
Indonesia — 2.1%
Indonesia (Republic of):
3.75% 2022	$ 300	314
3.75% 2028	€890	1,075
Series FR70, 8.375% 2024	IDR1,750,000	145
4.125% 2025[1]	$ 925	982
4.75% 2026[1]	200	223
Series FR56, 8.375% 2026	IDR1,700,000	144
Series FR68, 8.375% 2034	13,730,000	1,150

		4,033
Malaysia — 0.6%
Malaysian Government, Series 0315, 3.659% 2020	MYR4,540	1,145

South Korea — 0.2%
Export-Import Bank of Korea 1.506% 2016[3]	$ 270	270

Total Asia-Pacific		15,761

Eastern Europe and Middle East — 5.4%
Hungary — 1.5%
Hungarian Government:
4.125% 2018	180	187
4.00% 2019	104	108
Series 19/A, 6.50% 2019	HUF33,000	136
6.25% 2020	$ 205	229
5.75% 2023	1,654	1,906
5.375% 2024	130	147
Series 25B, 5.50% 2025	HUF34,000	148

		2,861
Poland — 0.3%
Poland Government Bond:
Series 0922, 5.75% 2022	PLN1,610	492
Series 0726, 2.50% 2026	335	83

		575
Russia — 2.3%
Russian Federation:
7.50% 2018	RUB37,800	562
7.50% 2021	92,000	1,342
7.60% 2021	80,100	1,173
7.00% 2023	99,000	1,404

		4,481
Slovenia — 0.4%
Slovenia (Republic of) 4.125% 2019	$ 670	707

Turkey — 0.7%
Turkey (Republic of):
9.40% 2020	TRY 290	97

Bonds & notes — 45.9% (continued)	Principal amount (000)	Value (000)
Eastern Europe and Middle East — (continued)
Turkey — (continued)
2.00% 2022[4]	TRY 270	$ 88
5.75% 2024	$ 200	216
9.00% 2024	TRY2,130	694
8.00% 2025	507	155
4.25% 2026	$ 200	194

		1,444
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	300	305

Total Eastern Europe and Middle East		10,373

Africa — 2.3%
Cameroon — 0.1%
Republic of Cameroon 9.50% 2025[2]	200	212

Cote d'Ivoire — 0.0%
Ivory Coast Government 5.75% 2032[2,6]	104	100

Ethiopia — 0.3%
Ethiopia (Republic of) 6.625% 2024[1]	610	584

Gabon — 0.1%
Republic of Gabon 6.95% 2025	200	181

Kenya — 0.4%
Kenya (Republic of):
6.875% 2024	200	191
6.875% 2024[1]	525	500

		691
South Africa — 1.2%
Myriad International Holdings BV 5.50% 2025[1]	250	268
South Africa (Republic of):
Series R-2023, 7.75% 2023	ZAR23,255	1,627
Series R-186, 10.50% 2026	1,330	108
Series R-209, 6.25% 2036	4,367	230

		2,233
Zambia — 0.2%
Zambia (Republic of) 5.375% 2022	$ 450	359

Total Africa		4,360

Other markets — 4.6%
Canada — 0.3%
First Quantum Minerals Ltd.:
6.75% 2020[1]	200	185
7.25% 2022[1]	400	355

		540
Cayman Islands — 0.1%
Lima Metro Line Finance Ltd. 5.875% 2034[1,2]	200	219

Germany — 0.4%
Volkswagen International Finance NV, junior subordinated 2.50% 2022[3]	€650	701

Jamaica — 0.7%
Digicel Group Ltd.:
8.25% 2020	$ 800	734
8.25% 2020[1]	400	367
6.00% 2021	200	188

		1,289
Sweden — 0.3%
Millicom International Cellular SA:
6.625% 2021	200	210

Bonds & notes — 45.9% (continued)	Principal amount (000)	Value (000)
Other markets — (continued)
Sweden — (continued)
6.625% 2021[1]	$ 275	$ 288

		498
United States of America — 2.8%
AES Corp. 6.00% 2026	190	200
Ensco PLC 5.20% 2025	985	671
Philip Morris International Inc. 1.25% 2017	235	236
Trilogy International Partners, LLC 13.375% 2019[1]	462	467
U.S. Treasury Note 1.625% 2019	3,087	3,169
Volkswagen Group of America Finance LLC:
1.25% 2017[1]	200	199
1.65% 2018[1]	300	300
2.40% 2020[1]	200	202

		5,444
Total other markets		8,691

Total bonds & notes (cost: $93,729,000)		87,503
Common stocks — 39.9%	Shares
Asia-Pacific — 21.3%
China — 5.1%
Beijing Enterprises Holdings Ltd. (Hong Kong)	106,000	597

Boer Power Holdings Ltd. (Hong Kong)	567,000	225

China Everbright International Ltd. (Hong Kong)	1,242,000	1,341

China Mengniu Dairy Co. (Hong Kong)	163,306	273

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	67,800	239

China Resources Land Ltd. (Hong Kong)	66,888	166

China Unicom Ltd. (Hong Kong)	102,000	109

Haitian International Holdings Ltd. (Hong Kong)	691,000	1,158

Hilong Holding Ltd. (Hong Kong)	1,476,000	200

Minth Group Ltd. (Hong Kong)	862,700	2,791

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (Hong Kong)	695,000	1,704

Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Hong Kong)	138,000	127

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	364,900	865

		9,795

Hong Kong — 3.5%
AIA Group Ltd.	261,800	1,621

Chow Sang Sang Holdings International Ltd.	538,000	1,053

Sands China Ltd.	518,000	1,976

Wynn Macau, Ltd.	1,238,400	2,011

		6,661

India — 5.0%
Bharti Airtel Ltd.	535,946	2,897

Blue Dart Express Ltd.	5,649	493

ICICI Bank Ltd.	128,294	504

Info Edge (India) Ltd.	60,627	740

Infosys Ltd.	46,843	751

Lupin Ltd.	57,901	1,504

State Bank of India	23,000	79

Steel Authority of India Ltd.	608,202	426

Sun Pharmaceutical Industries Ltd.	42,733	529

Tech Mahindra Ltd.	97,864	713

Torrent Power Ltd.	132,069	334

Common stocks — 39.9% (continued)	Shares	Value (000)
Asia-Pacific — (continued)
India — (continued)
TTK Prestige Ltd.	6,343	$ 489

		9,459

Indonesia — 0.1%
Matahari Department Store Tbk PT	144,700	220

Malaysia — 0.4%
Bumi Armada Bhd.	990,200	181

IJM Corp. Bhd.	788,400	657

		838

Singapore — 0.2%
KrisEnergy Ltd.[7]	1,272,320	121

Singapore Telecommunications Ltd.	86,800	271

		392

South Korea — 2.4%
Hankook Tire Co., Ltd.	4,749	230

Hyundai Motor Co.	12,141	1,431

Orion Corp.	313	257

Samsung Electronics Co., Ltd.	954	1,311

Shinhan Financial Group Co., Ltd.	37,377	1,333

		4,562

Taiwan — 4.5%
AirTAC International Group[7]	139,754	1,046

ASUSTeK Computer Inc.	32,820	285

CTCI Corp.	448,000	632

Delta Electronics, Inc.	362,781	1,909

Ginko International Co., Ltd.	65,000	671

Taiwan Cement Corp.	60,000	64

Taiwan Semiconductor Manufacturing Co., Ltd.	745,000	4,026

		8,633

Thailand — 0.1%
Bangkok Bank PCL, nonvoting depository receipt	18,500	91

Total Asia-Pacific		40,651

Latin America — 4.3%
Argentina — 0.5%
Arcos Dorados Holdings Inc., Class A7	49,600	272

YPF SA, Class D (ADR)	35,800	661

		933

Brazil — 0.8%
Hypermarcas SA, ordinary nominative	85,200	722

Vale SA, Class A, preferred nominative (ADR)	167,700	773

		1,495

Chile — 0.8%
Enersis Americas SA (ADR)	55,400	481

Enersis Chile SA (ADR)	55,400	318

Inversiones La Construccion SA	68,977	790

		1,589

Mexico — 2.2%
América Móvil, SAB de CV, Series L (ADR)	105,100	1,212

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[7]	199,655	1,527

Fibra Uno Administracion, SA de CV	70,700	144

Grupo Comercial Chedraui, SAB de CV, Class B	87,100	198

Grupo Sanborns, SAB de CV, Series B1	380,200	478

Common stocks — 39.9% (continued)	Shares	Value (000)
Latin America — (continued)
Mexico — (continued)
Impulsora del Desarrollo y el Empleo en América Latina, SA de CV, Series B1[7]	374,800	$ 581

		4,140

Total Latin America		8,157

Eastern Europe and Middle East — 2.3%
Greece — 0.1%
Titan Cement Co. SA	13,006	297

Oman — 0.1%
bank muscat SAOG	208,435	207

Russia — 0.4%
Alrosa PJSC	304,062	328

Globaltrans Investment PLC (GDR)	37,548	152

MegaFon PJSC (GDR)	23,102	228

		708

Turkey — 0.5%
Akbank TAS	347,470	896

United Arab Emirates — 1.2%
DP World Ltd.	58,323	991

First Gulf Bank PJSC	201,102	662

Union National Bank PJSC	521,974	644

		2,297

Total Eastern Europe and Middle East		4,405

Africa — 1.2%
South Africa — 1.2%
Discovery Ltd.	52,433	472

Naspers Ltd., Class N	10,776	1,692

Total Africa		2,164

Other markets — 7.1%
Australia — 0.6%
Newcrest Mining Ltd.[7]	53,471	1,016

Oil Search Ltd.	27,946	150

		1,166

Austria — 0.0%
Vienna Insurance Group AG	3,556	71

Canada — 0.2%
First Quantum Minerals Ltd.	46,400	401

Denmark — 0.5%
Carlsberg A/S, Class B	9,200	913

Italy — 0.3%
Tenaris SA (ADR)	20,643	552

Netherlands — 0.6%
Unilever NV, depository receipts	23,073	1,069

Norway — 0.4%
BW LPG Ltd.	225,712	803

Switzerland — 0.3%
Dufry AG7	4,737	545

United Kingdom — 2.2%
British American Tobacco PLC	22,100	1,411

Common stocks — 39.9% (continued)	Shares	Value (000)
Other markets — (continued)
United Kingdom — (continued)
Global Ports Investments PLC (GDR)[7]	111,647	$ 290
PZ Cussons PLC	188,200	846

SABMiller PLC	14,800	865

Tullow Oil PLC[7]	77,700	204

Unilever PLC	12,000	561

		4,177

United States of America — 2.0%
AES Corp.	161,000	1,988

Cobalt International Energy, Inc.[7]	120,300	179

Cognizant Technology Solutions Corp., Class A7	5,500	316

Ensco PLC, Class A	28,300	260

MercadoLibre, Inc.	7,500	1,148

		3,891

Total other markets		13,588

Miscellaneous — 3.7%
Other common stocks in initial period of acquisition		7,054

Total common stocks (cost: $81,821,000)		76,019
Convertible bonds — 1.2%	Principal Amount (000)
Eastern Europe and Middle East — 0.3%
Oman — 0.0%
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR101	26
bank muscat (SAOG), convertible notes, 4.50% 2017	139	38
		64

Russia — 0.3%
Yandex NV, convertible notes, 1.125% 2018	$ 618	576

Total Eastern Europe and Middle East		640

Other markets — 0.9%
United States of America — 0.9%
Cobalt International Energy, Inc., convertible notes, 2.625% 2019	332	150
Cobalt International Energy, Inc., convertible notes, 3.125% 2024	2,051	842
Weatherford International PLC, convertible notes, 5.875% 2021	619	689

Total other markets		1,681

Total convertible bonds (cost: $2,647,000)		2,321

Preferred securities — 0.2%	Shares
Asia-Pacific — 0.2%
India — 0.2%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expire 2022	2,889,148	399

Total preferred securities (cost: $393,000)		399

Warrants — 0.1%
Eastern Europe and Middle East — 0.1%
Saudi Arabia — 0.1%
Savola Group Co., warrants, expire 2017[1]	22,500	216

Total warrants (cost: $346,000)		216

Short-term securities — 12.0%	Principal amount (000)	Value (000)
Commercial paper — 7.0%
BNP Paribas SA 0.30% due 8/1/2016	$3,500	$ 3,500
General Electric Co. 0.34% due 8/1/2016	5,350	5,350
John Deere Financial, Inc. 0.39% due 8/4/2016[1]	2,000	2,000
National Rural Utilities Cooperative Finance Corp. 0.40% due 8/23/2016	2,500	2,499
		13,349
Discount notes — 3.8%
Federal Home Loan Bank 0.31%-0.24% due 8/15/2016-9/21/2016	7,300	7,298

Foreign government treasury bills — 1.2%
Letras Del Banco Central De La Republica Argentina Bills 24.96%-25.251% due 8/10/2016-1/25/2017	ARS36,313	2,319

Total short-term securities (cost: $23,020,000)		22,966

Total investment securities — 99.3% (cost: $201,956,000)		189,424

Other assets less liabilities — 0.7%		1,314
Net assets — 100.0%		$190,738

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into the over-the-counter ("OTC") forward currency contracts as shown in the following table. The average month-end notional amount of open OTC forward currency contracts while held was $23,397,000.

			Notional amount		Unrealized (depreciation) appreciation at 7/31/2016 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Argentine pesos	8/31/2016	Citibank N.A.	$242	ARS3,718	$ (1)
Australian dollars	8/17/2016	Citibank N.A.	$121	A$158	1
Australian dollars	8/18/2016	Bank of America	$874	A$1,153	(2)
Brazilian reais	8/22/2016	JPMorgan Chase	$784	BRL2,594	(10)
British pounds	8/15/2016	JPMorgan Chase	$50	£ 38	–[8]
British pounds	8/25/2016	Credit Suisse First Boston	$1,925	£ 1,458	(6)
Chilean pesos	8/29/2016	Citibank N.A.	$251	CLP166,616	(3)
Chinese yuan renminbi offshore	8/18/2016	Citibank NYC (CBHK)	$2,455	CNH16,466	(29)
Colombian pesos	8/29/2016	JPMorgan Chase	$28	COP86,000	–[8]
Euros	8/17/2016	JPMorgan Chase	$224	€201	(1)
Euros	8/19-8/22/2016	Credit Suisse First Boston	$1,771	€1,599	(18)
Euros	8/29/2016	Bank of America	$55	€50	(1)
Hungarian forints	8/12/2016	JPMorgan Chase	$31	HUF8,659	(1)
Indian rupees	8/29-8/30/2016	Citibank N.A.	$8,486	INR574,799	(55)
Mexican pesos	8/15/2016	JPMorgan Chase	$992	MXN18,295	18
Mexican pesos	8/22/2016	Citibank N.A.	$478	MXN8,903	5
Mexican pesos	8/31/2016	Credit Suisse First Boston	$432	MXN8,140	(1)
New Taiwan dollars	8/22/2016	Bank of America	$3,365	TWD107,716	(10)
New Taiwan dollars	8/22/2016	Citibank N.A.	$624	TWD20,033	(4)
Singapore dollars	8/22/2016	Credit Suisse First Boston	$251	S$341	(3)
South African rand	8/15/2016	Citibank N.A.	$1,202	ZAR17,506	(56)
South African rand	8/22/2016	Bank of America	$79	ZAR1,149	(3)
South African rand	8/31/2016	JPMorgan Chase	$203	ZAR2,920	(6)
South Korean won	8/22/2016	JPMorgan Chase	$456	KRW520,541	(8)
Turkish lira	8/15/2016	Bank of America	$29	TRY84	1
Turkish lira	8/22/2016	UBS AG	$827	TRY2,540	(20)
					$(213)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,459,000, which represented 9.15% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Security did not produce income during the last 12 months.
[8]	Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure —The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2016 (dollars in thousands):

	Investment securities

	Level 1[1]	Level 2[2]	Level 3[2]	Total
Assets:
Bonds & notes:
Latin America	$ –	$ 48,317	$1	$ 48,318
Asia-Pacific	–	15,761	–	15,761
Eastern Europe and Middle East	–	10,373	–	10,373
Africa	–	4,360	–	4,360
Other markets	–	8,691	–	8,691
Common stocks:
Asia-Pacific	40,651	–	–	40,651
Latin America	8,157	–	–	8,157
Eastern Europe and Middle East	4,405	–	–	4,405
Africa	2,164	–	–	2,164
Other markets	13,588	–	–	13,588
Miscellaneous	6,589	465	–	7,054
Convertible bonds	–	2,321	–	2,321
Preferred securities	399	–	–	399
Warrants	–	216	–	216
Short-term securities	–	22,966	–	22,966
Total	$75,953	$113,470	$1	$189,424

	Other investments[3]

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$–	$ 25	$–	$ 25
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(238)	–	(238)
Total	$–	$(213)	$–	$(213)

[1]	Investment securities with a market value of $57,242,000, which represented 30.01% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
[2]	Level 2 and Level 3 include investment securities with an aggregate value of $682,000, which represented 0.36% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.
[3]	Forward currency contracts are not included in the investment portfolio.

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$ 14,026 xxx
Gross unrealized depreciation on investment securities	(27,577)
Net unrealized depreciation on investment securities	(13,551)
Cost of investment securities	202,975

Key to abbreviations and symbols:

ADR	—	American Depositary Receipts	CNH	—	Chinese Yuan Renminbi Offshore	IDR	—	Indonesian rupiah	RUB	—	Russian rubles
ARS	—	Argentine pesos	COP	—	Colombian pesos	MYR	—	Malaysian ringgits	S$	—	Singapore dollars
A$	—	Australian dollars		€—	Euros	MXN	—	Mexican pesos	ZAR	—	South African rand
BRL	—	Brazilian reais	GDR	—	Global Depositary Receipts	TWD	—	New Taiwan dollars	KRW	—	South Korean won
	£—	British pounds	HUF	—	Hungarian forints	OMR	—	Omani rials	TRY	—	Turkish lira
CLP	—	Chilean pesos	INR	—	Indian rupees	PLN	—	Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2016

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016